Other (expense) income (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of other (expense) income

FOR THE YEAR ENDED DECEMBER 31	NOTE	2020	2019
Losses on retirements and disposals of property, plant and equipment and intangible assets		(83)	(9)
Net mark-to-market (losses) gains on derivatives used to economically hedge equity settled share-based compensation plans		(51)	138
Early debt redemption costs	24	(50)	(18)
Equity gains (losses) from investments in associates and joint ventures	19
Gain (loss) on investment		43	(53)
Operations		(38)	(19)
Gains on investments		3	18
Other		(18)	38
Total other (expense) income		(194)	95